Results from discontinued operations (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Costs	$ 6,564,000,000	$ 8,872,000,000	$ 10,461,000,000
Net gain from fair value adjustment of investment properties	(7,770,000,000)	50,664,000,000	(58,231,000,000)
Share of profit of associates and joint ventures	(1,314,000,000)	1,335,000,000	(2,498,000,000)
Finance income	361,000,000	320,000,000	281,000,000
Finance costs	(7,298,000,000)	(9,251,000,000)	(7,187,000,000)
Financial results, net	3,334,000,000	(18,235,000,000)	(4,564,000,000)
Loss before income tax	(6,995,000,000)	50,663,000,000	(62,014,000,000)
Loss from discontinued operations	(8,923,000,000)	(4,947,000,000)	(2,380,000,000)
Equity holders of the parent	(29,929,000,000)	21,405,000,000	(54,988,000,000)
Non-controlling interest	$ (7,662,000,000)	$ 14,246,000,000	$ (2,646,000,000)
Basic	$ (50.86)	$ 37.20	$ (95.64)
Diluted	$ (50.86)	$ 37.10	$ (95.64)
Discontinued Operations [Member]
Statement [Line Items]
Revenues	$ 37,844,000,000	$ 155,554,000,000	$ 149,726,000,000
Costs	30,707,000,000	111,519,000,000	104,782,000,000
Gross profit	7,137,000,000	44,025,000,000	44,944,000,000
Net gain from fair value adjustment of investment properties	(28,000,000)	(4,490,000,000)	7,333,000,000
General and administrative expenses	(4,355,000,000)	(14,824,000,000)	(13,721,000,000)
Selling expenses	(4,150,000,000)	(20,308,000,000)	(18,386,000,000)
Impairment of associates and joint ventures	0	(3,710,000,000)	0
Other operating results, net	1,416,000,000	536,000,000	1,492,000,000
Profit from operations	20,000,000	1,229,000,000	21,662,000,000
Share of profit of associates and joint ventures	719,000,000	2,175,000,000	208,000,000
Profit before financial results and income tax	739,000,000	3,404,000,000	21,870,000,000
Finance income	526,000,000	2,022,000,000	3,031,000,000
Finance costs	(6,901,000,000)	(25,576,000,000)	(27,208,000,000)
Other financial results	458,000,000	(12,068,000,000)	2,892,000,000
Financial results, net	(5,917,000,000)	(35,622,000,000)	(21,285,000,000)
Loss before income tax	(5,178,000,000)	(32,218,000,000)	585,000,000
Income tax	277,000,000	(252,000,000)	(2,965,000,000)
Loss from operations that are discontinued	(4,901,000,000)	(32,470,000,000)	(2,380,000,000)
(Loss) / gain for loss of control	(4,022,000,000)	27,523,000,000	0
Loss from discontinued operations	(8,923,000,000)	(4,947,000,000)	(2,380,000,000)
Equity holders of the parent	(7,050,000,000)	(8,527,000,000)	(6,169,000,000)
Non-controlling interest	$ (1,873,000,000)	$ 3,580,000,000	$ 3,789,000,000
Basic	$ (11.98)	$ (14.82)	$ (10.73)
Diluted	$ (11.98)	$ (14.82)	$ (10.73)